Non-controlling interests - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Non-controlling interest arising on purchase of asset		$ 5,493	$ 74,240
Non-controlling interests		157,407	182,008	$ 168,556
Proceeds from noncontrolling interests from settlement of first portion of contingent consideration		5,500
Acquisition of non-controlling interest			(18,514)	965
Dividends paid to minority interests		17,764	23,016	20,515
Farfetch China Holdings Ltd
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Non-controlling interests		(44,653)	(26,510)	0
Dividends paid to minority interests		0	0
Farfetch China Holdings Ltd | Alibaba
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Percentage if investment	12.50%
Farfetch China Holdings Ltd | Richemont
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Percentage if investment	12.50%
Farfetch China Holdings Ltd | Alibaba and Richemont
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Capital contribution from non-controlling interest	$ 500,000
Acquisition-related costs	25,000
Non-controlling interests	$ 13,900
New Guards
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Non-controlling interests		206,909	212,391	$ 170,224
Dividends paid to minority interests		$ 17,764	$ 23,016
New Guards | Palm Angels
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Percentage if investment			60.00%
Non-controlling interest arising on purchase of asset			$ 50,500
New Guards | Venice S.r.l.
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Acquisition of non-controlling interest			$ 6,900
Remaining ownership percentage invested			31.00%